DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Emerging Growth Company	false
Class A Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,510,635,291
Class B Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	85,120